As filed with the Securities and Exchange Commission on March 30, 2017
Registration No. 033-59474
Investment Company Act of 1940 File No. 811-07572

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549
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FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 198
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 198
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PRINCIPAL FUNDS, INC.
(Exact name of Registrant as specified in Charter)
711 High Street
Des Moines, IA 50392
(Address of principal executive offices)
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Telephone Number (515) 235-9328
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Copy to:
ADAM SHAIKH	JOSHUA B. DERINGER
The Principal Financial Group	Drinker Biddle & Reath, LLP
Des Moines, Iowa 50392	One Logan Square, Ste 2000
Philadelphia, PA 19103-6996
(Name and address of agent for service)
_________________
Approximate Date of Proposed Public Offering: as soon as practicable after the effectiveness date of this Registration Statement.
It is proposed that this filing will become effective (check appropriate box)
____    immediately upon filing pursuant to paragraph (b) of Rule 485
XX     on April 28, 2017 pursuant to paragraph (b) of Rule 485
____    60 days after filing pursuant to paragraph (a)(1) of Rule 485
____    on (date) pursuant to paragraph (a)(1) of Rule 485
____    75 days after filing pursuant to paragraph (a)(2) of Rule 485
____    on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:

XX	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Class T shares
EXPLANATORY NOTE

The sole purpose of this filing is to delay the effectiveness of the Registrant's Post-Effective Amendment No. 193 as it relates to the addition of Class T shares to the California Municipal, Core Plus Bond, Diversified International, Equity Income, Global Diversified Income, Global Real Estate Securities, High Yield, Income, International I, MidCap, Real Estate Securities, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Income, SmallCap and Tax-Exempt Bond Funds, until April 28, 2017. Parts A, B and C of the Registrant's Post-Effective Amendment No. 193 under the Securities Act of 1933 as it relates to the addition of Class T shares to the California Municipal, Core Plus Bond, Diversified International, Equity Income, Global Diversified Income, Global Real Estate Securities, High Yield, Income, International I, MidCap, Real Estate Securities, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Income, SmallCap and Tax-Exempt Bond Funds, filed on January 30, 2017, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirement for effectiveness of this registration statement under rule 485(b) under the Securities Act and  has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the city of Des Moines and State of Iowa, on the 30th day of March, 2017.

Principal Funds, Inc. (Registrant) /s/ M. J. Beer _____________________________________ M. J. Beer Director, President and Chief Executive Officer

Attest: /s/ Beth Wilson ______________________________________ Beth Wilson Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
Signature	Title	Date
/s/ M. J. Beer __________________________ M. J. Beer	Director, President and Chief Executive Officer (Principal Executive Officer)	March 30, 2017

/s/ T. W. Bollin __________________________ T. W. Bollin	Chief Financial Officer (Principal Financial Officer)	March 30, 2017

/s/ S. L. Reece __________________________ S. L. Reece	Vice President and Controller (Controller)	March 30, 2017

(E. Ballantine)* __________________________ E. Ballantine	Director	March 30, 2017

(L. T. Barnes)* __________________________ L. T. Barnes	Director	March 30, 2017

(C. Damos)* __________________________ C. Damos	Director	March 30, 2017

(N. M. Everett)* __________________________ N. M. Everett	Chair	March 30, 2017

(M. A. Grimmett)* __________________________ M. A. Grimmett	Director	March 30, 2017

(F. S. Hirsch)* __________________________ F. S. Hirsch	Director	March 30, 2017

(T. Huang)* __________________________ T. Huang	Director	March 30, 2017

(K. McMillan)* __________________________ K. McMillan	Director	March 30, 2017

(E. A. Nickels)* __________________________ E. A. Nickels	Director	March 30, 2017

* Pursuant to Power of Attorney appointing M. J. Beer
Previously filed as Ex-99(j)(3) on 12/29/2014 (Accession No. 000898745-14-001274), filed for E. Nickels as Ex-99(j)(3) on 12/21/2015 (Accession No. 0000898745-15-000800)